UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    747 Third Avenue, 33rd Floor
            New York, New York  10017

13F File Number: 28-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 331-6520


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York             May 15, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total: $114,603
                                         (thousands)


List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8

                              TITLE                      VALUE     SHRS OR  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP      (X$1000)   PRN AMT  PRN  CALL  DISCRTN   MGRS      SOLE      SHARED    NONE
--------------                --------       -----      --------   -------  ---  ----  -------   ----      ----      ------    ----
ALEXANDRIA REAL ESTATE EQ          COM       015271109   1,049      11,000  SH         Sole                  11,000
ARIBA INC                        COM NEW     04033V203   2,337     239,000  SH         Sole                 239,000
ARIBA INC                        COM NEW     04033V203     597      61,000  SH         Sole                                   61,000
AUTOMATIC DATA PROCESSING          COM       053015103   2,375      52,000  SH         Sole                  52,000
BANK OF AMERICA CORPORATION        COM       060505104   3,267      71,740  SH         Sole                  71,740
BIOMED REALTY TRUST INC            COM       09063H107   2,327      78,500  SH         Sole                  78,500
CBRL GROUP INC                   NOTE 4/0    12489VAB2   5,364  10,810,000  PRN        Sole              10,810,000
CARNIVAL CORP                   PAIRED CTF   143658300   3,098      65,400  SH         Sole                  65,400
CARNIVAL CORP                   PAIRED CTF   143658300     715      15,100  SH         Sole                                   15,100
CRESCENT REAL ESTATE EQUITIE  PFD CVA 6.75%  225756204   3,848     178,330  SH         Sole                 178,330
DR HORTON INC                      COM       23331A109   1,874      56,400  SH         Sole                  56,400
DR HORTON INC                      COM       23331A109     236       7,100  SH         Sole                                    7,100
EQUINIX INC                      COM NEW     29444U502   6,642     103,420  SH         Sole                 103,420
EQUINIX INC                      COM NEW     29444U502   1,413      22,000  SH         Sole                                   22,000
FIDELITY NAT FIN INC               COM       316326107   4,406     124,000  SH         Sole                 124,000
FIRST POTOMAC TR                   COM       33610F109   2,390      84,600  SH         Sole                  84,600
4 KIDS ENT INC                     COM       350865101   2,707     157,455  SH         Sole                 157,455
4 KIDS ENT INC                     COM       350865101     597      36,745  SH         Sole                                   36,745
GAP INC DEL                        COM       364760108   8,389     449,100  SH         Sole                 449,100
GAP INC DEL                        COM       364760108   1,849      99,000  SH         Sole                                   99,000
GOOGLE INC                         CLA       38259P508   2,964       7,600  SH         Sole                   7,600
GOOGLE INC                         CLA       38259P508     702       1,800  SH         Sole                                    1,800
HRPT PPTYS TR                      COM       40426W101   1,068      91,000  SH         Sole                  91,000
HOVNANIAN K ENTERPRISES INC        CLA       442487203     334       7,600  SH         Sole                   7,600
HOVNANIAN K ENTERPRISES INC        CLA       442487203      57       1,300  SH         Sole                                    1,300
JPMORGAN CHASE & CO                COM       46625H100   5,255     126,209  SH         Sole                 126,209
LENNAR CORP                        CLA       526057104   1,328      22,000  SH         Sole                  22,000
LENNAR CORP                        CLA       526057104     157       2,600  SH         Sole                                    2,600
LENNAR CORP                        CLA       526057104     221         613  SH   CALL  Sole                     613
LENNAR CORP                        CLB       526057302  11,337     203,200  SH         Sole                 203,200
LENNAR CORP                        CLB       526057302     156       2,800  SH         Sole                                    2,800
LIGHTBRIDGE INC                    COM       532226107   2,470     222,500  SH         Sole                 222,500
MDC HLDGS INC                      COM       552676108     392       6,100  SH         Sole                   6,100
MDC HLDGS INC                      COM       552676108      64       1,000  SH         Sole                                    1,000
MICHAELS STORES INC                COM       594087108   1,315      35,000  SH         Sole                  35,000
MICHAELS STORES INC                COM       594087108     301       8,000  SH         Sole                                    8,000
N V R INC                          COM       62944T105     676         915  SH         Sole                     915
N V R INC                          COM       62944T105      59          80  SH         Sole                                       80
NEWCASTLE INVT CORP                COM       65105M108     855      35,738  SH         Sole                  35,738
OMNICOM GROUP INC                  COM       681919106   1,998      24,000  SH         Sole                  24,000
INC                                COM       681919106     824       9,900  SH         Sole                                    9,900
ORIGEN FIN INC                     COM       68619E208   2,467     405,740  SH         Sole                 405,740
ORIGEN FIN INC                     COM       68619E208     504      82,843  SH         Sole                                   82,843
PULTE HOMES INC                    COM       745867101     342       8,900  SH         Sole                   8,900
PULTE HOMES INC                    COM       745867101      81       2,100  SH         Sole                                    2,100
REDWOOD TR INC                     COM       758075402   2,461      56,800  SH         Sole                  56,800
ST PAUL TRAVELERS INC              COM       792860108   2,541      60,800  SH         Sole                  60,800
STANDARD PAC CORP NEW              COM       85375C101     313       9,300  SH         Sole                   9,300
STANDARD PAC CORP NEW              COM       85375C101      59       1,750  SH         Sole                                    1,750
TAUBMAN CTRS INC                   COM       876664103   2,000      48,000  SH         Sole                  48,000
TOLL BROTHERS INC                  COM       889478103     422      12,200  SH         Sole                  12,200
TOTAL SYS SVC INC                  COM       891906109   2,259     113,400  SH         Sole                 113,400
TYCO INTL LTD NEW                  COM       902124106   1,989      74,000  SH         Sole                  74,000
VENTAS INC                         COM       92276F100   2,684      80,900  SH         Sole                  80,900
VORNADO RLTY                    SH BEN INT   929042109   2,016      21,000  SH         Sole                  21,000
YAHOO INC                          COM       984332106   5,968     185,000  SH         Sole                 185,000
YAHOO INC                          COM       984332106     484      15,000  SH         Sole                                   15,000


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